Share-based payment plan (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
All plans Materialise [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	1,318,049	1,458,360	1,681,000
Granted	0	2,000	0
Forfeited / Cancelled	(42,952)	(69,104)	(119,784)
Exercised	(310,045)	(73,207)	(102,856)
Outstanding at end of period	965,052	1,318,049	1,458,360
Exercisable at the end of period	296,859	252,793	0
2007-2013 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	300,040	320,640	435,096
Granted	0	0	0
Forfeited / Cancelled	(3,500)	(1,500)	(11,600)
Exercised	(178,164)	(19,100)	(102,856)
Outstanding at end of period	118,376	300,040	320,640
Exercisable at the end of period	15,300	89,892	0
IPO plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	589,052	671,503	727,599
Granted	0	0	0
Forfeited / Cancelled	(20,252)	(42,209)	(56,096)
Exercised	(103,588)	(40,242)	0
Outstanding at end of period	465,212	589,052	671,503
Exercisable at the end of period	169,071	114,012	0
2015 plan [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	325,200	329,000	350,000
Granted	0	2,000	0
Forfeited / Cancelled	(14,800)	(5,800)	(21,000)
Exercised	0	0	0
Outstanding at end of period	310,400	325,200	329,000
Exercisable at the end of period	96,500	32,700	0
IPO plan cash settled [member]
Disclosure of share-based payment plan [line items]
Outstanding at beginning of period	103,757	137,217	168,305
Granted	0	0	0
Forfeited / Cancelled	(4,400)	(19,595)	(31,088)
Exercised	(28,293)	(13,865)	0
Outstanding at end of period	71,064	103,757	137,217
Exercisable at the end of period	15,988	16,189	0